Parent Company Only Condensed Financial Information	12 Months Ended
Dec. 31, 2019
Condensed Financial Information Disclosure [Abstract]
PARENT COMPANY ONLY CONDENSED FINANCIAL INFORMATION
27.	PARENT COMPANY ONLY CONDENSED FINANCIAL INFORMATION

Condensed balance sheets

		As of December 31,
	Note	2018	2019
		$	$
ASSETS
Current assets
Cash and cash equivalents		-	-
Prepaid expenses and other current assets		10,076	59
Amount due from related parties		6,893	4,575

Total current assets		16,969	4,634

Non-current assets
Investments in subsidiaries and Consolidated VIEs		(32,236)	(35,378)

Total non-current assets		(32,236)	(35,378)

Total assets		(15,267)	(30,744)

LIABILITIES AND SHAREHOLDERS' EQUITY
Current liabilities
Accrued expenses and other payables		6,911	10,738
Short-term bank and other borrowings		-	-

Total current liabilities		6,911	10,738

Total liabilities		6,911	10,738

Shareholders' equity
Additional paid-in capital		124,062	141,377
Accumulated deficit		(144,097)	(181,081)
Accumulated other comprehensive loss		(2,143)	(1,778)

Total shareholders' equity (deficit)		(22,178)	(41,482)

Total liabilities and shareholders' equity (deficit)		(15,267)	(30,744)

Condensed statements of operations

	For the years ended December 31,
	2017	2018	2019
	$	$	$
Operating Expenses
General and administrative expenses	(856)	(15,018)	(1,949)

Operating loss	(856)	(15,018)	(1,949)

Interest expense	(68)	-	-
Share of profits (losses) of subsidiaries and Consolidated VIEs	(18,601)	(56,981)	(24,010)

Loss before income taxes	(19,525)	(71,999)	(25,959)
Income tax expense	-	-	-

Net loss	(19,525)	(71,999)	(25,959)

Condensed statements of comprehensive income (loss)

	For the years ended December 31,
	2017	2018	2019
	$	$	$

Net profit (loss)	(12,569)	(71,999)	(25,959)
Other comprehensive (loss) income, net of tax of nil:
Foreign currency translation adjustments, net of tax of nil	2,119	(1,709)	(121)
Other comprehensive income (loss), net of tax of nil:
Comprehensive income (loss)	(10,450)	(73,708)	(26,080)
Comprehensive income (loss) attributable to the Company's ordinary shareholders	(10,450)	(73,400)	(26,584)

Condensed statements of cash flows

	For the years ended December 31,
	2017	2018	2019
	$	$	$

Net cash generated from operating activities	4,118	-	-
Net cash used in investing activities	(17,117)	(10,048)	-
Net cash generated from (used in) financing activities	12,986	-	-

Net increase (decrease) in cash and cash equivalent and restricted cash	(13)	(10,048)	-
Cash and cash equivalent and restricted cash at beginning of the year	15	10,048	-

Cash and cash equivalent and restricted cash at end of the year	2	-	-

Reconciliation of cash and cash equivalents and restricted cash

Cash and cash equivalents at end of the year	2	-	-
Restricted cash at the end of the year	-	-	-
Total cash and cash equivalents and restricted cash at the end of year	2	-	-

(a) Basis of presentation

In the Company-only financial statements, the Company's investment in subsidiaries is stated at cost plus equity in undistributed earnings of subsidiaries since inception.

The Company records its investment in its subsidiary under the equity method of accounting as prescribed in ASC Subtopic 323-10, Investment-Equity Method and Joint Ventures, ("ASC 323-10"), and such investments are presented on the balance sheet as "Investment in subsidiaries and Consolidated VIEs" and the share of the subsidiaries' profit or losses are presented as "Share of profits (losses) of subsidiaries and Consolidated VIEs" on the statements of operations.

The subsidiaries did not pay any dividends to the Company for the years presented.

Certain information and footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted and as such, these Company-only financial statements should be read in conjunction with the Company's consolidated financial statements.

(b) Intercompany transactions

The Company had the following related party balances as of December 31, 2018 and 2019:

	As of December 31,
	2018	2019
	$	$

Amount due from (to) related parties
- Borqs HK	(1,018)	(3,286)
- Borqs Beijing	7,911	7,862